Rule 497(e)

Registration Nos. 333-03715 and 811-07619

NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED JULY 1, 2010

TO THE PROSPECTUS DATED OCTOBER 31, 2009,

AS PREVIOUSLY SUPPLEMENTED MARCH 1, 2010

Effective July 1, 2010, each fund’s management fees have been lowered and the NWQ Large-Cap Value Fund’s and NWQ Small/Mid-Cap Value Fund’s fee waiver and expense reimbursement arrangements have been modified. Consequently, the sections entitled “Fund Summaries—Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Fund Summaries—Fees and Expenses of the Fund—Example” for each fund are hereby replaced in their entirety with the following:

For Nuveen NWQ Multi-Cap Value Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	—
Other Expenses	0.42%	0.45%	0.44%	0.48%	0.46%
Total Annual Fund Operating Expenses	1.48%	2.26%	2.25%	1.79%	1.27%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2010, as if such reduction had been in effect during the fiscal year ended June 30, 2009. The information has been restated to better reflect anticipated expenses of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$717	$629	$228	$182	$129	$717	$229	$228	$182	$129
3 Years	$1,016	$1,006	$703	$563	$403	$1,016	$706	$703	$563	$403
5 Years	$1,336	$1,310	$1,205	$970	$697	$1,336	$1,210	$1,205	$970	$697
10 Years	$2,242	$2,399	$2,585	$2,105	$1,534	$2,242	$2,399	$2,585	$2,105	$1,534

For Nuveen NWQ Large-Cap Value Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class R3		Class I
Management Fees	0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.50%		—
Other Expenses	0.51%		0.50%		0.52%		0.51%		0.51%
Total Annual Fund Operating Expenses	1.51%		2.25%		2.27%		1.76%		1.26%
Fee Waivers and Expense Reimbursements[2]	(0.16%	)	(0.15%	)	(0.17%	)	(0.16%	)	(0.16%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.35%		2.10%		2.10%		1.60%		1.10%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2010, as if such reduction had been in effect during the fiscal year ended June 30, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% (1.35% after October 31, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring October 31, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$705	$613	$213	$163	$112	$705	$213	$213	$163	$112
3 Years	$1,005	$984	$687	$533	$378	$1,005	$684	$687	$533	$378
5 Years	$1,332	$1,287	$1,194	$934	$671	$1,332	$1,187	$1,194	$934	$671
10 Years	$2,256	$2,383	$2,588	$2,055	$1,504	$2,256	$2,383	$2,588	$2,055	$1,504

For Nuveen NWQ Small/Mid-Cap Value Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	0.79%		0.79%		0.79%		0.79%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses	1.84%		2.17%		0.70%		0.50%
Total Annual Fund Operating Expenses	2.88%		3.96%		1.99%		1.29%
Fee Waivers and Expense Reimbursements[2]	(1.53%	)	(1.86%	)	(0.39%	)	(0.19%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.35%		2.10%		1.60%		1.10%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees and a change in the fund’s fee waiver and expense reimbursement arrangements, effective as of July 1, 2010, as if such changes had been in effect during the fiscal year ended June 30, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% (1.45% after October 31, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring October 31, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$705	$213	$163	$112	$705	$213	$163	$112
3 Years	$1,037	$719	$567	$384	$1,037	$719	$567	$384
5 Years	$1,403	$1,263	$1,009	$683	$1,403	$1,263	$1,009	$683
10 Years	$2,431	$2,751	$2,237	$1,534	$2,431	$2,751	$2,237	$1,534

For Nuveen NWQ Small-Cap Value Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.94%	0.94%	0.94%	0.94%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	—
Other Expenses	0.22%	0.24%	0.24%	0.25%
Total Annual Fund Operating Expenses	1.41%	2.18%	1.68%	1.19%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2010, as if such reduction had been in effect during the fiscal year ended June 30, 2009. The information has been restated to better reflect anticipated expenses of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$710	$221	$171	$121	$710	$221	$171	$121
3 Years	$996	$682	$530	$378	$996	$682	$530	$378
5 Years	$1,302	$1,169	$913	$654	$1,302	$1,169	$913	$654
10 Years	$2,169	$2,513	$1,987	$1,443	$2,169	$2,513	$1,987	$1,443

For Nuveen Tradewinds Value Opportunities Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	—
Other Expenses	0.26%	0.25%	0.25%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.31%	2.05%	2.05%	1.59%	1.07%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2010, as if such reduction had been in effect during the fiscal year ended June 30, 2009. The information has been restated to better reflect anticipated expenses of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$701	$608	$208	$162	$109	$701	$208	$208	$162	$109
3 Years	$966	$943	$643	$502	$340	$966	$643	$643	$502	$340
5 Years	$1,252	$1,203	$1,103	$866	$590	$1,252	$1,103	$1,103	$866	$590
10 Years	$2,063	$2,189	$2,379	$1,889	$1,306	$2,063	$2,189	$2,379	$1,889	$1,306

*  *  *  *  *

Effective July 1, 2010, the section entitled “How We Manage Your Money—Who Manages the Funds—Management Fee” is hereby replaced in its entirety with the following:

The management fee schedule for each fund consists of two components—a fund-level fee, based only on the amount of assets within a fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by NAM and its affiliates.

The annual fund-level fee, payable monthly, is based upon the average daily net assets of each fund as follows:

Average Daily Net Assets	Multi- Manager Large-Cap Value Fund	NWQ Multi-Cap Value Fund	NWQ Large-Cap Value Fund	NWQ Small/ Mid-Cap Value Fund	NWQ Small-Cap Value Fund	Tradewinds Value Opportunities Fund
For the first $125 million	0.5500%	0.6300%	0.5500%	0.6000%	0.7500%	0.6300%
For the next $125 million	0.5375%	0.6175%	0.5375%	0.5875%	0.7375%	0.6175%
For the next $250 million	0.5250%	0.6050%	0.5250%	0.5750%	0.7250%	0.6050%
For the next $500 million	0.5125%	0.5925%	0.5125%	0.5625%	0.7125%	0.5925%
For the next $1 billion	0.5000%	0.5800%	0.5000%	0.5500%	0.7000%	0.5800%
For net assets over $2 billion	0.4750%	0.5550%	0.4750%	0.5250%	0.6750%	0.5550%

The complex-level fee is the same for each fund and begins at a maximum rate of 0.2000% of each fund’s average daily net assets, based upon complex-level assets of $55 billion, with breakpoints for assets above that level. Therefore, the maximum management fee rate for each fund is the fund-level fee plus 0.2000%. As of March 31, 2010, the effective complex-level fee for each fund was 0.1867% of the fund’s average daily net assets.

For the most recent fiscal year, each fund paid NAM the following management fees (net of fee waivers and expense reimbursements, where applicable) as a percentage of average daily net assets:

Multi-Manager Large-Cap Value Fund	0.67%
NWQ Multi-Cap Value Fund	0.83%
NWQ Large-Cap Value Fund	0.59%
NWQ Small/Mid-Cap Value Fund	0.49%
NWQ Small-Cap Value Fund	0.99%
Tradewinds Value Opportunities Fund	0.97%

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) for the Multi-Manager Large-Cap Value Fund, NWQ Large-Cap Value Fund and NWQ Small/Mid-Cap Value Fund do not exceed 0.95%, 1.10% and 1.10%, respectively, through October 31, 2011, and 1.20%, 1.35% and 1.45%, respectively, thereafter, of the average daily net assets of any class of fund shares. The expense limitations expiring October 31, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the funds. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the funds.

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) for the NWQ Small-Cap Value Fund do not exceed 1.25% through July 31, 2010, and 1.50% thereafter, of the average daily net assets of any class of fund shares. The expense limitation expiring on July 31, 2010, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) for the Tradewinds Value Opportunities Fund do not exceed 1.50% of the average daily net assets of any class of fund shares. This expense limitation may be terminated or modified only with the approval of shareholders of the fund.

Information regarding the Board of Trustees’ approval of investment advisory contracts is available in the funds’ annual report for the fiscal year ended June 30, 2009.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQ-0710P